Baird Intermediate Bond Fund
Schedule of Investments, September 30, 2023 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS

U.S. Treasury Securities
U.S. Treasury Bonds:
0.250%, 05/31/2025	$47,300,000	$43,615,774
2.875%, 06/15/2025	133,075,000	128,115,878
3.125%, 08/15/2025	244,250,000	235,634,462
2.250%, 11/15/2025	317,925,000	300,389,449
4.000%, 02/15/2026	287,225,000	281,155,129
4.500%, 07/15/2026	160,950,000	159,466,242
1.125%, 10/31/2026	464,270,000	415,993,172
1.125%, 08/31/2028	561,850,000	475,816,719
2.375%, 03/31/2029	541,675,000	482,260,023
3.875%, 12/31/2029	468,525,000	448,814,008
4.125%, 08/31/2030	156,675,000	152,072,672
1.250%, 08/15/2031	69,600,000	54,399,469
2.875%, 05/15/2032	198,675,000	174,391,638
3.500%, 02/15/2033	148,875,000	136,592,812
Total U.S. Treasury Securities (Cost $3,645,369,541)		3,488,717,447	44.5%

Other Government Related Securities
NBN Co. Ltd.,
2.625%, 05/05/2031 (Callable 02/05/2031) (1)(2)	20,487,000	16,511,587
Total Other Government Related Securities (Cost $19,747,245)		16,511,587	0.2%

Corporate Bonds
Industrials
Adventist Health System,
2.952%, 03/01/2029 (Callable 12/01/2028)	250,000	216,151
Agilent Technologies, Inc.:
3.050%, 09/22/2026 (Callable 06/22/2026)	1,495,000	1,391,442
2.100%, 06/04/2030 (Callable 03/04/2030)	250,000	199,374
Air Products and Chemicals, Inc.,
2.050%, 05/15/2030 (Callable 02/15/2030)	275,000	226,130
Aker BP ASA,
5.600%, 06/13/2028 (Callable 05/13/2028) (1)(2)	2,500,000	2,442,646
Albemarle Corp.,
4.650%, 06/01/2027 (Callable 05/01/2027)	7,000,000	6,674,473
Allegion PLC,
3.500%, 10/01/2029 (Callable 07/01/2029)	3,160,000	2,769,469
Allegion US Holding Co., Inc.:
3.200%, 10/01/2024 (Callable 08/01/2024)	4,998,000	4,844,186
5.411%, 07/01/2032 (Callable 04/01/2032)	2,000,000	1,881,019
American Tower Corp.,
5.250%, 07/15/2028 (Callable 06/15/2028)	7,800,000	7,532,028
Amgen, Inc.,
5.250%, 03/02/2033 (Callable 12/02/2032)	11,600,000	11,089,123
Anglo American Capital PLC:
4.000%, 09/11/2027 (1)(2)	1,497,000	1,397,697
2.250%, 03/17/2028 (Callable 01/17/2028) (1)(2)	6,500,000	5,547,449
2.625%, 09/10/2030 (Callable 06/10/2030) (1)(2)	300,000	239,652
5.500%, 05/02/2033 (Callable 02/02/2033) (1)(2)	4,500,000	4,209,586
Anheuser-Busch InBev Worldwide, Inc.,
6.625%, 08/15/2033 (1)	8,085,000	8,680,034
AP Moller - Maersk A/S,
4.500%, 06/20/2029 (Callable 03/20/2029) (1)(2)	4,207,000	4,006,785
ArcelorMittal:
4.550%, 03/11/2026 (1)	11,355,000	11,070,431
6.550%, 11/29/2027 (Callable 10/29/2027) (1)	10,000,000	10,143,730
Ashtead Capital, Inc.:
1.500%, 08/12/2026 (Callable 07/12/2026) (1)(2)	10,075,000	8,865,070
4.000%, 05/01/2028 (Callable 10/10/2023) (1)(2)	7,166,000	6,514,889
4.250%, 11/01/2029 (Callable 11/01/2024) (1)(2)	2,000,000	1,770,884
5.950%, 10/15/2033 (Callable 07/15/2033) (1)(2)	3,075,000	2,919,274
AT&T, Inc.:
4.350%, 03/01/2029 (Callable 12/01/2028)	2,425,000	2,256,760
4.300%, 02/15/2030 (Callable 11/15/2029)	9,604,000	8,745,416
2.250%, 02/01/2032 (Callable 11/01/2031)	8,975,000	6,754,846
2.550%, 12/01/2033 (Callable 09/01/2033)	3,778,000	2,774,897
Avery Dennison Corp.,
5.750%, 03/15/2033 (Callable 12/15/2032)	2,000,000	1,958,984
Becton Dickinson and Co.,
3.734%, 12/15/2024 (Callable 09/15/2024)	82,000	79,975
Bemis Co., Inc.,
2.630%, 06/19/2030 (Callable 03/19/2030)	7,025,000	5,671,239
Berry Global, Inc.,
5.500%, 04/15/2028 (Callable 03/15/2028) (2)	2,775,000	2,680,553
Boardwalk Pipelines LP:
5.950%, 06/01/2026 (Callable 03/01/2026)	12,095,000	12,025,061
4.800%, 05/03/2029 (Callable 02/03/2029)	1,750,000	1,632,889
3.400%, 02/15/2031 (Callable 11/15/2030)	225,000	186,843
British Telecommunications PLC,
9.625%, 12/15/2030 (1)	19,931,000	23,475,446
Broadcom, Inc.:
3.125%, 01/15/2025 (Callable 11/15/2024)	925,000	891,804
3.150%, 11/15/2025 (Callable 10/15/2025)	5,000,000	4,726,070
3.875%, 01/15/2027 (Callable 10/15/2026)	5,000,000	4,698,033
4.750%, 04/15/2029 (Callable 01/15/2029)	250,000	235,742
4.150%, 11/15/2030 (Callable 08/15/2030)	8,000,000	7,085,860
2.450%, 02/15/2031 (Callable 11/15/2030) (2)	10,000,000	7,816,051
Broadridge Financial Solutions, Inc.,
3.400%, 06/27/2026 (Callable 03/27/2026)	250,000	234,829
Bunge Limited Finance Corp.,
3.750%, 09/25/2027 (Callable 06/25/2027)	5,225,000	4,864,404
Campbell Soup Co.,
3.950%, 03/15/2025 (Callable 01/15/2025)	8,000,000	7,772,448
Carlisle Companies, Inc.,
3.750%, 12/01/2027 (Callable 09/01/2027)	275,000	255,559
Carrier Global Corp.,
2.242%, 02/15/2025 (Callable 01/15/2025)	1,921,000	1,825,513
Celanese US Holdings LLC,
6.050%, 03/15/2025	2,705,000	2,695,286
CF Industries, Inc.,
4.500%, 12/01/2026 (2)	5,950,000	5,693,127
CH Robinson Worldwide, Inc.,
4.200%, 04/15/2028 (Callable 01/15/2028)	12,600,000	11,821,852
Charter Communications Operating LLC:
4.908%, 07/23/2025 (Callable 04/23/2025)	1,502,000	1,467,683
3.750%, 02/15/2028 (Callable 11/15/2027)	6,105,000	5,504,938
4.200%, 03/15/2028 (Callable 12/15/2027)	12,070,000	11,078,310
2.250%, 01/15/2029 (Callable 11/15/2028)	2,200,000	1,794,273
5.050%, 03/30/2029 (Callable 12/30/2028)	4,155,000	3,883,897
4.400%, 04/01/2033 (Callable 01/01/2033)	3,710,000	3,155,499
6.384%, 10/23/2035 (Callable 04/23/2035)	1,790,000	1,667,819
Cheniere Energy Partners LP,
5.950%, 06/30/2033 (Callable 12/30/2032) (2)	4,000,000	3,857,880
Cigna Corp.,
4.500%, 02/25/2026 (Callable 11/27/2025)	300,000	291,683
CK Hutchison International Ltd.,
2.500%, 04/15/2031 (Callable 01/15/2031) (1)(2)	5,000,000	4,000,971
CNH Industrial Capital LLC:
1.875%, 01/15/2026 (Callable 12/15/2025) (1)	250,000	229,179
4.550%, 04/10/2028 (Callable 03/10/2028) (1)	6,800,000	6,460,597
CNH Industrial NV,
3.850%, 11/15/2027 (Callable 08/15/2027) (1)	2,518,000	2,343,563
Coca-Cola Femsa SAB de CV,
2.750%, 01/22/2030 (Callable 10/22/2029) (1)	8,875,000	7,543,484
Columbia Pipeline Group, Inc.,
4.500%, 06/01/2025 (Callable 03/01/2025) (1)	880,000	856,075
Columbia Pipelines Holding Co. LLC,
6.042%, 08/15/2028 (Callable 07/15/2028) (1)(2)	9,125,000	9,078,747
CommonSpirit Health,
2.760%, 10/01/2024 (Callable 07/01/2024)	525,000	508,559
Conagra Brands, Inc.:
4.600%, 11/01/2025 (Callable 09/01/2025)	500,000	486,564
8.250%, 09/15/2030	1,140,000	1,278,505
Constellation Brands, Inc.,
3.500%, 05/09/2027 (Callable 02/09/2027)	3,625,000	3,364,548
Cox Communications, Inc.:
3.850%, 02/01/2025 (Callable 11/01/2024) (2)	2,800,000	2,714,093
3.350%, 09/15/2026 (Callable 06/15/2026) (2)	2,527,000	2,351,497
5.700%, 06/15/2033 (Callable 03/15/2033) (2)	2,000,000	1,927,437
CVS Health Corp.:
3.625%, 04/01/2027 (Callable 02/01/2027)	2,500,000	2,335,716
4.300%, 03/25/2028 (Callable 12/25/2027)	5,818,000	5,506,220
5.250%, 02/21/2033 (Callable 11/21/2032)	8,550,000	8,100,347
5.300%, 06/01/2033 (Callable 03/01/2033)	8,475,000	8,027,196
CVS Pass-Through Trust:
6.036%, 12/10/2028	6,958,116	6,884,546
5.773%, 01/10/2033 (2)	170,497	166,103
5.926%, 01/10/2034 (2)	1,711,644	1,634,355
4.163%, 08/11/2036 (2)	2,544,152	2,175,945
Daimler Finance North America LLC,
3.650%, 04/07/2027 (1)(2)	13,825,000	12,928,534
Dell International LLC / EMC Corp.:
6.020%, 06/15/2026 (Callable 03/15/2026)	4,690,000	4,708,286
4.900%, 10/01/2026 (Callable 08/01/2026)	425,000	414,652
Dentsply Sirona,
3.250%, 06/01/2030 (Callable 03/01/2030)	10,900,000	9,123,215
Diageo Capital PLC,
2.000%, 04/29/2030 (Callable 01/29/2030) (1)	3,275,000	2,656,847
Dow Chemical Co.,
4.550%, 11/30/2025 (Callable 09/30/2025)	165,000	160,163
DuPont de Nemours, Inc.,
4.493%, 11/15/2025 (Callable 09/15/2025)	4,450,000	4,344,191
DXC Technology Co.,
1.800%, 09/15/2026 (Callable 08/15/2026)	12,000,000	10,554,691
Ecolab, Inc.,
4.800%, 03/24/2030 (Callable 12/24/2029)	10,000,000	9,724,759
EI du Pont de Nemours and Co.,
1.700%, 07/15/2025 (Callable 06/15/2025)	10,000,000	9,312,151
Element Fleet Management Corp.,
6.271%, 06/26/2026 (Callable 05/26/2026) (1)(2)	4,000,000	3,986,342
Emerson Electric Co.,
1.950%, 10/15/2030 (Callable 07/15/2030)	12,600,000	10,048,505
Energy Transfer LP:
4.500%, 04/15/2024 (Callable 03/15/2024)	1,000,000	991,427
5.500%, 06/01/2027 (Callable 03/01/2027)	18,231,000	17,944,741
5.250%, 04/15/2029 (Callable 01/15/2029)	14,264,000	13,676,812
8.250%, 11/15/2029 (Callable 08/15/2029)	1,500,000	1,637,686
3.750%, 05/15/2030 (Callable 02/15/2030)	275,000	239,551
Energy Transfer Partners LP,
4.200%, 04/15/2027 (Callable 01/15/2027)	475,000	447,561
EQT Midstream Partners LP,
4.125%, 12/01/2026 (Callable 09/01/2026)	5,000,000	4,628,262
Equifax, Inc.,
2.600%, 12/01/2024 (Callable 11/01/2024)	5,000,000	4,803,738
Equinix, Inc.:
1.800%, 07/15/2027 (Callable 05/15/2027)	7,000,000	6,043,060
3.900%, 04/15/2032 (Callable 01/15/2032)	11,000,000	9,399,407
Express Scripts Holding Co.,
4.500%, 02/25/2026 (Callable 11/27/2025)	18,000,000	17,496,201
Exxon Mobil Corp.,
2.992%, 03/19/2025 (Callable 02/19/2025)	11,250,000	10,863,262
Ferguson Finance PLC:
4.500%, 10/24/2028 (Callable 07/24/2028) (2)	6,230,000	5,834,430
4.650%, 04/20/2032 (Callable 01/20/2032) (2)	8,000,000	7,183,136
Fidelity National Information Services, Inc.:
1.650%, 03/01/2028 (Callable 01/01/2028)	5,000,000	4,231,494
5.100%, 07/15/2032 (Callable 04/15/2032)	4,750,000	4,486,047
Fiserv, Inc.:
2.250%, 06/01/2027 (Callable 04/01/2027)	16,000,000	14,199,184
4.200%, 10/01/2028 (Callable 07/01/2028)	1,035,000	970,496
3.500%, 07/01/2029 (Callable 04/01/2029)	700,000	624,505
5.625%, 08/21/2033 (Callable 05/21/2033)	5,325,000	5,159,626
Flex Intermediate Holdco LLC,
3.363%, 06/30/2031 (Callable 12/30/2030) (2)	3,515,000	2,732,015
Flex Ltd.:
3.750%, 02/01/2026 (Callable 01/01/2026)	6,765,000	6,430,916
4.875%, 05/12/2030 (Callable 02/12/2030)	4,073,000	3,802,285
Florida Gas Transmission Co. LLC:
2.550%, 07/01/2030 (Callable 04/01/2030) (2)	7,000,000	5,628,593
2.300%, 10/01/2031 (Callable 07/01/2031) (2)	10,225,000	7,795,386
Flowers Foods, Inc.,
2.400%, 03/15/2031 (Callable 12/15/2030)	300,000	235,830
Fortune Brands Home & Security, Inc.,
3.250%, 09/15/2029 (Callable 06/15/2029)	2,725,000	2,362,260
Freeport-McMoRan, Inc.,
5.400%, 11/14/2034 (Callable 05/14/2034)	691,000	632,430
Fresenius Medical Care US Finance III, Inc.:
1.875%, 12/01/2026 (Callable 11/01/2026) (1)(2)	20,000,000	17,441,991
3.750%, 06/15/2029 (Callable 03/15/2029) (1)(2)	500,000	428,087
General Mills, Inc.,
4.000%, 04/17/2025 (Callable 02/17/2025)	275,000	267,449
General Motors Co.,
6.125%, 10/01/2025 (Callable 09/01/2025)	5,861,000	5,855,930
General Motors Financial Co., Inc.:
2.900%, 02/26/2025 (Callable 01/26/2025)	4,000,000	3,816,260
6.000%, 01/09/2028 (Callable 12/09/2027)	2,475,000	2,444,701
Genpact Luxembourg Sarl,
3.375%, 12/01/2024 (Callable 11/01/2024)	7,525,000	7,245,921
Genpact Luxembourg SARL,
1.750%, 04/10/2026 (Callable 03/10/2026)	21,600,000	19,461,424
Glencore Funding LLC:
4.125%, 03/12/2024 (Callable 02/12/2024) (1)(2)	5,000,000	4,956,923
4.000%, 03/27/2027 (Callable 12/27/2026) (1)(2)	4,850,000	4,552,472
3.875%, 10/27/2027 (Callable 07/27/2027) (1)(2)	1,150,000	1,064,093
5.400%, 05/08/2028 (Callable 04/08/2028) (1)(2)	12,200,000	11,892,314
4.875%, 03/12/2029 (Callable 12/12/2028) (1)(2)	175,000	165,801
2.500%, 09/01/2030 (Callable 06/01/2030) (1)(2)	6,343,000	5,013,757
6.375%, 10/06/2030 (Callable 08/06/2030) (1)(2)(8)	3,725,000	3,714,972
2.625%, 09/23/2031 (Callable 06/23/2031) (1)(2)	8,350,000	6,444,676
Global Payments, Inc.:
2.150%, 01/15/2027 (Callable 12/15/2026)	4,535,000	3,998,163
2.900%, 05/15/2030 (Callable 02/15/2030)	275,000	225,452
Graphic Packaging International LLC,
1.512%, 04/15/2026 (Callable 03/15/2026) (2)	300,000	267,249
Hexcel Corp.,
4.200%, 02/15/2027 (Callable 11/15/2026)	300,000	277,793
HP, Inc.,
2.200%, 06/17/2025 (Callable 05/17/2025)	18,325,000	17,228,690
Hubbell, Inc.,
3.350%, 03/01/2026 (Callable 12/01/2025)	225,000	213,030
Hyundai Capital America:
2.650%, 02/10/2025 (Callable 01/10/2025) (1)(2)	525,000	501,390
1.300%, 01/08/2026 (Callable 12/08/2025) (1)(2)	5,825,000	5,245,011
1.650%, 09/17/2026 (Callable 08/17/2026) (1)(2)	15,000,000	13,236,979
6.100%, 09/21/2028 (Callable 08/21/2028) (1)(2)	7,975,000	7,918,103
IDEX Corp.,
3.000%, 05/01/2030 (Callable 02/01/2030)	1,100,000	931,516
Ingersoll Rand, Inc.,
5.400%, 08/14/2028 (Callable 07/14/2028)	7,000,000	6,882,143
Ingersoll-Rand Co.,
6.391%, 11/15/2027	1,195,000	1,203,946
Ingredion, Inc.,
2.900%, 06/01/2030 (Callable 03/01/2030)	550,000	462,728
Intel Corp.,
5.200%, 02/10/2033 (Callable 11/10/2032)	5,000,000	4,841,187
International Business Machines Corp.,
3.300%, 05/15/2026	6,900,000	6,546,492
International Flavors & Fragrances, Inc.,
1.832%, 10/15/2027 (Callable 08/15/2027) (2)	10,000,000	8,305,744
JB Hunt Transport Services, Inc.,
3.875%, 03/01/2026 (Callable 01/01/2026)	3,500,000	3,361,263
JBS USA Lux SA, JBS USA Food Company, and JBS Luxembourg SARL,
6.750%, 03/15/2034 (Callable 12/15/2033) (2)	10,275,000	9,997,472
JBS USA Lux SA, JBS USA Food Company, and JBS USA Finance,
5.750%, 04/01/2033 (Callable 01/01/2033)	8,000,000	7,316,507
Keurig Dr Pepper, Inc.,
3.950%, 04/15/2029 (Callable 02/15/2029)	7,000,000	6,465,777
Kinder Morgan, Inc.:
5.625%, 11/15/2023 (Callable 10/30/2023) (2)	1,000,000	999,282
4.300%, 06/01/2025 (Callable 03/01/2025)	300,000	292,318
7.800%, 08/01/2031	15,425,000	16,742,161
Kraft Heinz Foods Co.,
3.875%, 05/15/2027 (Callable 02/15/2027)	8,129,000	7,658,127
Kyndryl Holdings, Inc.:
2.050%, 10/15/2026 (Callable 09/15/2026)	5,900,000	5,150,036
2.700%, 10/15/2028 (Callable 08/15/2028)	2,730,000	2,244,400
Lear Corp.,
3.800%, 09/15/2027 (Callable 06/15/2027)	410,000	378,778
Lennar Corp.,
4.750%, 11/29/2027 (Callable 05/29/2027)	4,500,000	4,335,025
Lennox International, Inc.:
1.350%, 08/01/2025 (Callable 07/01/2025)	7,000,000	6,447,120
1.700%, 08/01/2027 (Callable 06/01/2027)	475,000	410,104
Lundin Energy Finance BV,
2.000%, 07/15/2026 (Callable 06/15/2026) (1)(2)	14,122,000	12,603,690
LYB International Finance III LLC,
2.250%, 10/01/2030 (Callable 07/01/2030)	5,000,000	3,972,728
Marathon Petroleum Corp.,
5.125%, 12/15/2026 (Callable 09/15/2026)	150,000	147,603
Marriott International, Inc.,
5.000%, 10/15/2027 (Callable 09/15/2027)	10,000,000	9,745,260
Martin Marietta Materials, Inc.,
2.500%, 03/15/2030 (Callable 12/15/2029)	200,000	163,863
Metropolitan Detroit Area Hospital Services, Inc.,
4.480%, 12/01/2029 (2)	10,545,000	9,985,488
Midwest Connector Capital Co. LLC:
3.900%, 04/01/2024 (Callable 03/01/2024) (2)	7,450,000	7,331,464
4.625%, 04/01/2029 (Callable 01/01/2029) (2)	2,975,000	2,719,089
Mohawk Industries, Inc.,
5.850%, 09/18/2028 (Callable 08/18/2028)	7,500,000	7,444,634
Molex Electronic Technologies LLC,
3.900%, 04/15/2025 (Callable 01/15/2025) (2)	1,050,000	1,004,880
MPLX LP:
4.875%, 06/01/2025 (Callable 03/01/2025)	10,219,000	10,023,462
1.750%, 03/01/2026 (Callable 02/01/2026)	300,000	272,025
4.125%, 03/01/2027 (Callable 12/01/2026)	275,000	260,169
2.650%, 08/15/2030 (Callable 05/15/2030)	3,950,000	3,189,772
nVent Finance Sarl,
4.550%, 04/15/2028 (Callable 01/15/2028)	250,000	234,135
NXP BV / NXP Funding LLC / NXP USA, Inc.:
4.875%, 03/01/2024 (Callable 02/01/2024) (1)	5,790,000	5,761,058
2.700%, 05/01/2025 (Callable 04/01/2025) (1)	550,000	522,341
Occidental Petroleum Corp.:
2.900%, 08/15/2024 (Callable 07/15/2024)	5,000,000	4,879,645
7.500%, 10/15/2026	1,288,000	1,307,800
8.875%, 07/15/2030 (Callable 01/15/2030)	1,000,000	1,124,310
7.500%, 05/01/2031	2,000,000	2,122,486
Ochsner LSU Health System of North Louisiana,
2.510%, 05/15/2031 (Callable 11/15/2030)	5,000,000	3,507,315
ONEOK, Inc.,
2.750%, 09/01/2024 (Callable 08/01/2024)	3,300,000	3,202,134
Oracle Corp.:
2.800%, 04/01/2027 (Callable 02/01/2027)	11,050,000	10,033,059
2.300%, 03/25/2028 (Callable 01/25/2028)	3,000,000	2,599,086
6.150%, 11/09/2029 (Callable 09/09/2029)	3,000,000	3,045,460
Orange SA,
9.000%, 03/01/2031 (1)	4,125,000	4,872,854
PeaceHealth Obligated Group,
1.375%, 11/15/2025 (Callable 08/15/2025)	550,000	499,278
Penske Truck Leasing Co.:
2.700%, 11/01/2024 (Callable 10/01/2024) (2)	8,000,000	7,701,085
3.950%, 03/10/2025 (Callable 01/10/2025) (2)	12,000,000	11,582,289
4.000%, 07/15/2025 (Callable 06/15/2025) (2)	6,500,000	6,243,036
5.875%, 11/15/2027 (Callable 10/15/2027) (2)	7,200,000	7,074,823
5.700%, 02/01/2028 (Callable 01/01/2028) (2)	2,900,000	2,826,342
5.550%, 05/01/2028 (Callable 04/01/2028) (2)	4,425,000	4,286,274
Phillips 66 Co.:
3.605%, 02/15/2025 (Callable 11/15/2024)	2,000,000	1,939,091
3.150%, 12/15/2029 (Callable 09/15/2029)	500,000	432,500
2.150%, 12/15/2030 (Callable 09/15/2030)	10,000,000	7,873,593
Premier Health Partners,
2.911%, 11/15/2026 (Callable 05/15/2026)	17,527,000	15,661,906
Renesas Electronics Corp.,
2.170%, 11/25/2026 (Callable 10/25/2026) (1)(2)	5,450,000	4,805,167
Republic Services, Inc.,
4.875%, 04/01/2029 (Callable 03/01/2029)	4,350,000	4,227,586
Rogers Communications, Inc.,
3.800%, 03/15/2032 (Callable 12/15/2031) (1)	15,000,000	12,465,394
Roper Technologies, Inc.:
3.800%, 12/15/2026 (Callable 09/15/2026)	1,450,000	1,371,673
2.000%, 06/30/2030 (Callable 03/30/2030)	14,675,000	11,604,463
Ryder System, Inc.:
2.850%, 03/01/2027 (Callable 02/01/2027)	3,775,000	3,434,994
5.250%, 06/01/2028 (Callable 05/01/2028)	6,000,000	5,839,448
Sabine Pass Liquefaction LLC:
5.875%, 06/30/2026 (Callable 12/31/2025)	10,280,000	10,261,979
4.500%, 05/15/2030 (Callable 11/15/2029)	10,450,000	9,583,286
5.900%, 09/15/2037 (Callable 03/15/2037)	3,000,000	2,952,957
Samarco Mineracao SA,
5.375%, 09/26/2024 (1)(2)(9)	1,675,000	1,293,096
Sherwin-Williams Co.,
3.300%, 02/01/2025 (Callable 11/01/2024)	3,851,000	3,705,760
Smith & Nephew PLC,
2.032%, 10/14/2030 (Callable 07/14/2030) (1)	5,250,000	4,041,710
Smurfit Kappa Treasury Funding DAC,
7.500%, 11/20/2025 (1)	7,800,000	7,903,456
Sodexo, Inc.,
1.634%, 04/16/2026 (Callable 03/16/2026) (1)(2)	15,000,000	13,500,059
Solvay Finance America LLC,
4.450%, 12/03/2025 (Callable 09/03/2025) (1)(2)	16,495,000	15,888,462
Southern Natural Gas Co. LLC:
7.350%, 02/15/2031	8,020,000	8,252,264
8.000%, 03/01/2032	2,523,000	2,771,311
Sprint Capital Corp.,
6.875%, 11/15/2028	13,000,000	13,422,452
Stanley Black & Decker, Inc.,
6.000%, 03/06/2028 (Callable 02/06/2028)	2,000,000	2,015,566
Steel Dynamics, Inc.,
2.800%, 12/15/2024 (Callable 11/15/2024)	325,000	312,820
Stellantis Finance US, Inc.,
1.711%, 01/29/2027 (Callable 12/29/2026) (2)	575,000	500,234
Sysco Corp.,
5.950%, 04/01/2030 (Callable 01/01/2030)	4,232,000	4,267,045
Targa Resources Corp.,
5.200%, 07/01/2027 (Callable 06/01/2027)	5,000,000	4,899,612
TC PipeLines LP:
4.375%, 03/13/2025 (Callable 12/13/2024) (1)	5,500,000	5,355,346
3.900%, 05/25/2027 (Callable 02/25/2027) (1)	13,850,000	12,914,430
Timken Co.:
4.500%, 12/15/2028 (Callable 09/15/2028)	225,000	209,800
4.125%, 04/01/2032 (Callable 01/01/2032)	8,000,000	6,815,635
T-Mobile USA, Inc.:
3.375%, 04/15/2029 (Callable 04/15/2024)	4,000,000	3,518,158
3.875%, 04/15/2030 (Callable 01/15/2030)	23,206,000	20,559,842
Toll Road Investors Partnership II LP:
0.000%, 02/15/2026 (Insured by NATL) (2)	5,000,000	4,192,687
0.000%, 02/15/2028 (Insured by NATL) (2)	750,000	541,257
TransCanada PipeLines Ltd.,
5.600%, 03/31/2034 (1)	1,335,000	1,246,841
Transcontinental Gas Pipe Line Co. LLC,
7.250%, 12/01/2026	4,748,000	4,882,269
Triton Container International Ltd.,
2.050%, 04/15/2026 (Callable 03/15/2026) (1)(2)	10,000,000	8,908,934
TSMC Arizona Corp.,
2.500%, 10/25/2031 (Callable 07/25/2031) (1)	8,175,000	6,583,098
Tyson Foods, Inc.,
4.000%, 03/01/2026 (Callable 01/01/2026)	3,000,000	2,880,625
Vale Overseas Ltd.:
3.750%, 07/08/2030 (Callable 04/08/2030) (1)	9,500,000	8,098,991
6.125%, 06/12/2033 (Callable 03/12/2033) (1)	20,000,000	19,315,540
Valero Energy Corp.,
2.150%, 09/15/2027 (Callable 07/15/2027)	300,000	264,473
Var Energi ASA,
5.000%, 05/18/2027 (Callable 04/18/2027) (1)(2)	10,000,000	9,452,129
Verisk Analytics, Inc.,
4.125%, 03/15/2029 (Callable 12/15/2028)	3,000,000	2,792,533
Verizon Communications, Inc.:
4.125%, 03/16/2027	3,196,000	3,039,570
3.000%, 03/22/2027 (Callable 01/22/2027)	13,000,000	11,927,496
2.100%, 03/22/2028 (Callable 01/22/2028)	5,750,000	4,938,906
4.329%, 09/21/2028	2,351,000	2,209,076
4.016%, 12/03/2029 (Callable 09/03/2029)	5,628,000	5,103,279
2.355%, 03/15/2032 (Callable 12/15/2031)	2,309,000	1,761,671
Viterra Finance BV:
2.000%, 04/21/2026 (Callable 03/21/2026) (1)(2)	25,000,000	22,527,829
4.900%, 04/21/2027 (Callable 03/21/2027) (1)(2)	10,500,000	10,054,869
3.200%, 04/21/2031 (Callable 01/21/2031) (1)(2)	1,605,000	1,292,224
VMware, Inc.,
1.400%, 08/15/2026 (Callable 07/15/2026)	900,000	793,896
Volkswagen Group of America Finance LLC,
2.850%, 09/26/2024 (1)(2)	8,850,000	8,564,747
Vontier Corp.:
1.800%, 04/01/2026 (Callable 03/01/2026)	6,300,000	5,642,791
2.400%, 04/01/2028 (Callable 02/01/2028)	16,375,000	13,631,696
Wabtec Corp.:
3.450%, 11/15/2026 (Callable 08/15/2026)	11,050,000	10,272,962
4.700%, 09/15/2028 (Callable 06/15/2028)	1,500,000	1,410,473
Walgreens Boots Alliance, Inc.:
3.450%, 06/01/2026 (Callable 03/01/2026)	106,000	98,199
3.200%, 04/15/2030 (Callable 01/15/2030)	6,335,000	5,153,214
Warnermedia Holdings, Inc.:
6.412%, 03/15/2026 (Callable 03/15/2024)	6,000,000	5,998,996
4.054%, 03/15/2029 (Callable 01/15/2029)	6,000,000	5,345,767
Waste Connections, Inc.,
3.200%, 06/01/2032 (Callable 03/01/2032)	875,000	725,932
Western Digital Corp.,
2.850%, 02/01/2029 (Callable 12/01/2028)	10,000,000	8,028,401
Western Midstream Operating LP:
4.500%, 03/01/2028 (Callable 12/01/2027)	7,195,000	6,694,360
4.050%, 02/01/2030 (Callable 11/01/2029)	2,000,000	1,748,185
Westinghouse Air Brake Technologies Corp.,
3.200%, 06/15/2025 (Callable 05/15/2025)	5,000,000	4,749,623
Williams Companies, Inc.,
7.500%, 01/15/2031	6,650,000	7,071,940
Wipro IT Services LLC,
1.500%, 06/23/2026 (Callable 05/23/2026) (1)(2)	9,000,000	8,033,189
Woodside Finance Ltd.,
4.500%, 03/04/2029 (Callable 12/04/2028) (1)(2)	10,000,000	9,242,596
WRKCo, Inc.:
4.650%, 03/15/2026 (Callable 01/15/2026)	275,000	266,476
3.900%, 06/01/2028 (Callable 03/01/2028)	8,275,000	7,567,332
Yara International ASA,
3.800%, 06/06/2026 (Callable 03/06/2026) (1)(2)	1,150,000	1,085,779
Zoetis, Inc.,
4.500%, 11/13/2025 (Callable 08/13/2025)	2,000,000	1,958,313
Total Industrials (Cost $1,586,396,699)		1,450,449,868	18.5%

Utilities
Ausgrid Finance Pty Ltd.,
4.350%, 08/01/2028 (Callable 05/01/2028) (1)(2)	4,400,000	4,100,305
Avangrid, Inc.,
3.800%, 06/01/2029 (Callable 03/01/2029) (1)	10,975,000	9,753,428
DTE Electric Company,
2.625%, 03/01/2031 (Callable 12/01/2030)	275,000	226,911
DTE Energy Company,
4.875%, 06/01/2028 (Callable 05/01/2028)	18,000,000	17,395,907
Duquesne Light Holdings, Inc.,
2.775%, 01/07/2032 (Callable 10/07/2031) (2)	12,400,000	9,221,466
East Ohio Gas Co.,
2.000%, 06/15/2030 (Callable 03/15/2030) (2)	550,000	428,593
Enel Finance International NV:
4.625%, 06/15/2027 (Callable 05/15/2027) (1)(2)	10,000,000	9,532,853
3.500%, 04/06/2028 (1)(2)	14,675,000	13,187,551
Entergy Corp.,
2.800%, 06/15/2030 (Callable 03/15/2030)	13,250,000	10,992,100
Eversource Energy,
1.650%, 08/15/2030 (Callable 05/15/2030)	275,000	210,657
Fells Point Funding Trust,
3.046%, 01/31/2027 (Callable 12/31/2026) (2)	325,000	294,704
FirstEnergy Corp.,
2.050%, 03/01/2025 (Callable 02/01/2025)	6,450,000	6,051,672
ITC Holdings Corp.:
3.350%, 11/15/2027 (Callable 08/15/2027) (1)	275,000	251,691
2.950%, 05/14/2030 (Callable 02/14/2030) (1)(2)	15,717,000	13,035,668
5.400%, 06/01/2033 (Callable 03/01/2033) (1)(2)	4,275,000	4,061,026
KeySpan Corp.,
8.000%, 11/15/2030 (1)	2,000,000	2,139,688
National Grid PLC,
5.602%, 06/12/2028 (Callable 05/12/2028) (1)	5,000,000	4,945,538
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030 (Callable 02/15/2030)	6,000,000	5,053,960
Pacific Gas and Electric Co.:
3.450%, 07/01/2025	259,500	246,170
3.750%, 07/01/2028	259,500	230,303
Puget Energy, Inc.,
2.379%, 06/15/2028 (Callable 04/15/2028)	325,000	278,011
Southern Co.,
5.700%, 03/15/2034 (Callable 09/15/2033)	8,100,000	7,932,679
Total Utilities (Cost $134,079,428)		119,570,881	1.5%

Financials
ABN AMRO Bank NV:
4.750%, 07/28/2025 (1)(2)	26,048,000	25,231,711
1.542%, 06/16/2027 (1 Year CMT Rate + 0.800%)(Callable 06/16/2026) (1)(2)(3)	12,200,000	10,749,285
6.339%, 09/18/2027 (1 Year CMT Rate + 1.650%)(Callable 09/18/2026) (1)(2)(3)	5,000,000	4,987,465
AerCap Holdings NV:
2.875%, 08/14/2024 (Callable 07/14/2024) (1)	5,525,000	5,366,379
2.450%, 10/29/2026 (Callable 09/29/2026) (1)	10,000,000	8,956,955
AIA Group Ltd.,
3.200%, 03/11/2025 (Callable 12/11/2024) (1)(2)	3,000,000	2,897,867
AIB Group PLC,
6.608%, 09/13/2029 (SOFR + 2.330%)(Callable 09/13/2028) (1)(2)(3)	5,000,000	4,979,207
AIG SunAmerica Global Financing X,
6.900%, 03/15/2032 (2)	14,000,000	14,512,875
Air Lease Corp.,
4.250%, 02/01/2024 (Callable 01/01/2024)	525,000	521,347
American Express Co.,
4.990%, 05/01/2026 (SOFR + 0.999%)(Callable 05/01/2025) (3)	12,000,000	11,789,539
American International Group, Inc.,
5.125%, 03/27/2033 (Callable 12/27/2032)	1,250,000	1,163,074
AmFam Holdings, Inc.,
2.805%, 03/11/2031 (Callable 12/11/2030) (2)	9,000,000	6,515,651
Aon PLC,
3.500%, 06/14/2024 (Callable 03/14/2024)	300,000	294,472
Australia & New Zealand Banking Group Ltd.,
6.742%, 12/08/2032 (1)(2)	5,000,000	4,999,372
Banco Santander SA:
5.179%, 11/19/2025 (1)	5,000,000	4,863,681
1.722%, 09/14/2027 (1 Year CMT Rate + 0.900%)(Callable 09/14/2026) (1)(3)	4,500,000	3,934,813
2.749%, 12/03/2030 (1)	4,000,000	2,980,600
3.225%, 11/22/2032 (1 Year CMT Rate + 1.600%)(Callable 08/22/2031) (1)(3)	2,000,000	1,513,638
6.921%, 08/08/2033 (1)	4,000,000	3,821,935
Bank of America Corp.:
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.352%)(Callable 10/01/2024) (3)	3,295,000	3,186,251
5.080%, 01/20/2027 (SOFR + 1.290%)(Callable 01/20/2026) (3)	7,500,000	7,330,894
1.734%, 07/22/2027 (SOFR + 0.960%)(Callable 07/22/2026) (3)	5,000,000	4,430,796
3.824%, 01/20/2028 (3 Month LIBOR USD + 1.837%)(Callable 01/20/2027) (3)	375,000	348,240
3.705%, 04/24/2028 (3 Month LIBOR USD + 1.774%)(Callable 04/24/2027) (3)	5,050,000	4,651,014
4.376%, 04/27/2028 (SOFR + 1.580%)(Callable 04/27/2027) (3)	7,675,000	7,247,157
4.948%, 07/22/2028 (SOFR + 2.040%)(Callable 07/22/2027) (3)	10,000,000	9,608,628
6.204%, 11/10/2028 (SOFR + 1.990%)(Callable 11/10/2027) (3)	5,000,000	5,022,582
3.419%, 12/20/2028 (3 Month LIBOR USD + 1.302%)(Callable 12/20/2027) (3)	1,689,000	1,515,115
3.970%, 03/05/2029 (3 Month LIBOR USD + 1.332%)(Callable 03/05/2028) (3)	10,568,000	9,680,560
2.087%, 06/14/2029 (SOFR + 1.060%)(Callable 06/14/2028) (3)	4,350,000	3,641,534
4.271%, 07/23/2029 (3 Month LIBOR USD + 1.572%)(Callable 07/23/2028) (3)	5,295,000	4,880,107
5.288%, 04/25/2034 (SOFR + 1.910%)(Callable 04/25/2033) (3)	10,650,000	9,909,942
Bank of Ireland Group PLC,
2.029%, 09/30/2027 (1 Year CMT Rate + 1.100%)(Callable 09/30/2026) (1)(2)(3)	11,243,000	9,849,703
Bank of Nova Scotia:
4.500%, 12/16/2025 (1)	7,000,000	6,764,278
5.250%, 06/12/2028 (1)	5,000,000	4,868,629
Banque Federative du Credit Mutuel SA:
4.753%, 07/13/2027 (1)(2)	14,850,000	14,218,205
5.790%, 07/13/2028 (1)(2)	2,500,000	2,480,837
Barclays PLC:
3.650%, 03/16/2025 (1)	275,000	264,754
3.932%, 05/07/2025 (3 Month LIBOR USD + 1.610%)(Callable 05/07/2024) (1)(3)	4,500,000	4,431,245
4.337%, 01/10/2028 (Callable 01/10/2027) (1)	8,790,000	8,149,813
6.490%, 09/13/2029 (SOFR + 2.220%)(Callable 09/13/2028) (1)(3)	10,000,000	9,918,228
6.224%, 05/09/2034 (SOFR + 2.980%)(Callable 05/09/2033) (1)(3)	4,500,000	4,262,802
BBVA USA,
3.875%, 04/10/2025 (Callable 03/10/2025)	4,700,000	4,532,982
BNP Paribas SA:
2.819%, 11/19/2025 (3 Month LIBOR USD + 1.373%)(Callable 11/19/2024) (1)(2)(3)	5,000,000	4,802,152
4.375%, 05/12/2026 (1)(2)	8,288,000	7,933,251
1.323%, 01/13/2027 (SOFR + 1.004%)(Callable 01/13/2026) (1)(2)(3)	4,250,000	3,805,943
5.335%, 06/12/2029 (1 Year CMT Rate + 1.500%)(Callable 06/12/2028) (1)(2)(3)	5,000,000	4,856,407
2.159%, 09/15/2029 (SOFR + 1.218%)(Callable 09/15/2028) (1)(2)(3)	2,000,000	1,649,046
2.871%, 04/19/2032 (SOFR + 1.387%)(Callable 04/19/2031) (1)(2)(3)	3,000,000	2,353,334
3.132%, 01/20/2033 (SOFR + 1.561%)(Callable 01/20/2032) (1)(2)(3)	7,000,000	5,499,808
Boston Properties LP,
3.200%, 01/15/2025 (Callable 10/15/2024)	12,400,000	11,882,497
BPCE SA:
5.700%, 10/22/2023 (1)(2)	5,675,000	5,669,599
4.625%, 07/11/2024 (1)(2)	10,500,000	10,299,240
4.875%, 04/01/2026 (1)(2)	3,386,000	3,245,627
3.116%, 10/19/2032 (SOFR + 1.730%)(Callable 10/19/2031) (1)(2)(3)	11,500,000	8,565,787
5.748%, 07/19/2033 (SOFR + 2.865%)(Callable 07/19/2032) (1)(2)(3)	6,200,000	5,818,590
Brown & Brown, Inc.:
4.200%, 09/15/2024 (Callable 06/15/2024)	10,461,000	10,271,317
4.500%, 03/15/2029 (Callable 12/15/2028)	8,747,000	8,086,502
2.375%, 03/15/2031 (Callable 12/15/2030)	3,500,000	2,704,352
4.200%, 03/17/2032 (Callable 12/17/2031)	10,000,000	8,651,566
Canadian Imperial Bank of Commerce:
5.615%, 07/17/2026 (1)	15,525,000	15,450,523
6.092%, 10/03/2033 (Callable 07/03/2033) (1)(8)	13,375,000	13,286,236
Cantor Fitzgerald LP,
4.500%, 04/14/2027 (Callable 01/14/2027) (2)	5,000,000	4,658,204
Capital One Financial Corp.:
3.650%, 05/11/2027 (Callable 04/11/2027)	3,275,000	2,993,997
5.468%, 02/01/2029 (SOFR + 2.080%)(Callable 02/01/2028) (3)	3,000,000	2,855,703
Centene Corp.,
2.450%, 07/15/2028 (Callable 05/15/2028)	5,450,000	4,604,400
Citigroup, Inc.:
3.352%, 04/24/2025 (3 Month LIBOR USD + 1.158%)(Callable 04/24/2024) (3)	10,590,000	10,401,119
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.825%)(Callable 01/10/2027) (3)	14,000,000	13,050,640
3.520%, 10/27/2028 (3 Month LIBOR USD + 1.413%)(Callable 10/27/2027) (3)	3,000,000	2,713,971
3.057%, 01/25/2033 (SOFR + 1.351%)(Callable 01/25/2032) (3)	10,000,000	7,905,368
3.785%, 03/17/2033 (SOFR + 1.939%)(Callable 03/17/2032) (3)	7,425,000	6,194,196
6.270%, 11/17/2033 (SOFR + 2.338%)(Callable 11/17/2032) (3)	5,000,000	4,985,217
Citizens Bank NA,
2.250%, 04/28/2025 (Callable 03/28/2025)	19,275,000	17,846,789
Citizens Financial Group, Inc.,
2.850%, 07/27/2026 (Callable 04/27/2026)	300,000	269,779
CNA Financial Corp.:
4.500%, 03/01/2026 (Callable 12/01/2025)	5,370,000	5,195,300
2.050%, 08/15/2030 (Callable 05/15/2030)	4,875,000	3,804,890
CNO Global Funding,
2.650%, 01/06/2029 (2)	15,000,000	12,523,324
Commonwealth Bank of Australia,
3.784%, 03/14/2032 (1)(2)	20,000,000	16,181,930
Cooperatieve Rabobank UA:
4.375%, 08/04/2025 (1)	7,700,000	7,430,430
3.750%, 07/21/2026 (1)	1,826,000	1,700,283
3.649%, 04/06/2028 (1 Year CMT Rate + 1.220%)(Callable 04/06/2027) (1)(2)(3)	7,700,000	7,077,320
Corebridge Financial, Inc.,
3.850%, 04/05/2029 (Callable 02/05/2029)	13,825,000	12,418,770
Credit Agricole SA:
5.589%, 07/05/2026 (1)(2)	8,200,000	8,137,072
1.247%, 01/26/2027 (SOFR + 0.892%)(Callable 01/26/2026) (1)(2)(3)	4,000,000	3,572,707
6.316%, 10/03/2029 (SOFR + 1.860%)(Callable 10/03/2028) (1)(2)(3)(8)	14,250,000	14,251,645
Danske Bank A/S:
1.621%, 09/11/2026 (1 Year CMT Rate + 1.350%)(Callable 09/11/2025) (1)(2)(3)	5,000,000	4,554,670
4.298%, 04/01/2028 (1 Year CMT Rate + 1.750%)(Callable 04/01/2027) (1)(2)(3)	25,000,000	23,284,896
Deutsche Bank AG:
7.146%, 07/13/2027 (SOFR + 2.520%)(Callable 07/13/2026) (1)(3)	10,000,000	10,067,693
2.311%, 11/16/2027 (SOFR + 1.219%)(Callable 11/16/2026) (1)(3)	3,450,000	3,004,205
3.035%, 05/28/2032 (SOFR + 1.718%)(Callable 05/28/2031) (1)(3)	5,000,000	3,826,180
Discover Bank:
3.450%, 07/27/2026 (Callable 04/27/2026)	300,000	272,830
4.650%, 09/13/2028 (Callable 06/13/2028)	10,000,000	8,929,576
Discover Financial Services:
3.950%, 11/06/2024 (Callable 08/06/2024)	4,200,000	4,084,408
3.750%, 03/04/2025 (Callable 12/04/2024)	250,000	240,054
4.100%, 02/09/2027 (Callable 11/09/2026)	12,000,000	10,964,542
6.700%, 11/29/2032 (Callable 08/29/2032)	6,275,000	6,065,607
Elevance Health, Inc.:
3.500%, 08/15/2024 (Callable 05/15/2024)	300,000	293,794
3.350%, 12/01/2024 (Callable 10/01/2024)	10,225,000	9,923,184
2.375%, 01/15/2025 (Callable 12/15/2024)	12,000,000	11,458,687
Equitable Financial Life Global Funding,
1.400%, 07/07/2025 (2)	225,000	206,644
Extra Space Storage LP:
3.875%, 12/15/2027 (Callable 09/15/2027)	8,000,000	7,330,969
4.000%, 06/15/2029 (Callable 03/15/2029)	1,500,000	1,345,302
5.500%, 07/01/2030 (Callable 05/01/2030)	7,000,000	6,768,795
Federation des Caisses Desjardins du Quebec:
2.050%, 02/10/2025 (1)(2)	500,000	473,217
5.700%, 03/14/2028 (1)(2)	3,275,000	3,232,804
Fifth Third Bancorp:
6.339%, 07/27/2029 (SOFR + 2.340%)(Callable 07/27/2028) (3)	5,000,000	4,939,332
4.772%, 07/28/2030 (SOFRINDX + 2.127%)(Callable 07/28/2029) (3)	3,000,000	2,723,393
FirstMerit Bank NA,
4.270%, 11/25/2026	5,450,000	4,995,334
Goldman Sachs Group, Inc.:
3.500%, 01/23/2025 (Callable 10/23/2024)	2,000,000	1,934,195
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.463%)(Callable 09/29/2024) (3)	3,500,000	3,391,478
1.093%, 12/09/2026 (SOFR + 0.789%)(Callable 12/09/2025) (3)	2,000,000	1,789,471
1.948%, 10/21/2027 (SOFR + 0.913%)(Callable 10/21/2026) (3)	15,700,000	13,862,359
2.640%, 02/24/2028 (SOFR + 1.114%)(Callable 02/24/2027) (3)	2,000,000	1,783,409
3.615%, 03/15/2028 (SOFR + 1.846%)(Callable 03/15/2027) (3)	26,125,000	24,104,855
3.691%, 06/05/2028 (3 Month LIBOR USD + 1.772%)(Callable 06/05/2027) (3)	5,025,000	4,631,000
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.563%)(Callable 05/01/2028) (3)	3,100,000	2,867,590
2.383%, 07/21/2032 (SOFR + 1.248%)(Callable 07/21/2031) (3)	5,000,000	3,807,943
Guardian Life Global Funding:
5.550%, 10/28/2027 (2)	15,000,000	15,055,366
5.737%, 10/02/2028 (2)	22,200,000	22,267,014
Hartford Financial Services Group, Inc.,
2.800%, 08/19/2029 (Callable 05/19/2029)	4,600,000	3,945,809
Health Care Service Corp. A Mutual Legal Reserve Co.,
2.200%, 06/01/2030 (Callable 03/01/2030) (2)	10,275,000	8,238,105
High Street Funding Trust I,
4.111%, 02/15/2028 (Callable 11/15/2027) (2)	5,000,000	4,584,375
HSBC Holdings PLC:
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.473%)(Callable 03/11/2024) (1)(3)	3,000,000	2,963,006
4.292%, 09/12/2026 (3 Month LIBOR USD + 1.609%)(Callable 09/12/2025) (1)(3)	7,485,000	7,191,432
5.887%, 08/14/2027 (SOFR + 1.570%)(Callable 08/14/2026) (1)(3)	15,000,000	14,817,009
4.583%, 06/19/2029 (3 Month LIBOR USD + 1.796%)(Callable 06/19/2028) (1)(3)	10,000,000	9,245,373
3.973%, 05/22/2030 (3 Month LIBOR USD + 1.872%)(Callable 05/22/2029) (1)(3)	1,500,000	1,319,128
Huntington Bancshares, Inc.,
4.443%, 08/04/2028 (SOFR + 1.970%)(Callable 08/04/2027) (3)	4,837,000	4,467,836
ING Groep NV:
4.017%, 03/28/2028 (SOFR + 1.830%)(Callable 03/28/2027) (1)(3)	3,833,000	3,558,459
6.114%, 09/11/2034 (SOFR + 2.090%)(Callable 09/11/2033) (1)(3)	10,000,000	9,711,114
Invesco Finance PLC,
3.750%, 01/15/2026	300,000	287,108
Jackson National Life Global Funding,
5.250%, 04/12/2028 (2)	6,000,000	5,585,585
Jefferies Group LLC:
4.850%, 01/15/2027	1,700,000	1,631,457
6.450%, 06/08/2027	3,325,000	3,347,229
JPMorgan Chase & Co.:
2.301%, 10/15/2025 (SOFR + 1.160%)(Callable 10/15/2024) (3)	13,000,000	12,468,949
2.005%, 03/13/2026 (3 Month LIBOR USD + 1.585%)(Callable 03/13/2025) (3)	7,625,000	7,180,251
2.083%, 04/22/2026 (SOFR + 1.850%)(Callable 04/22/2025) (3)	3,000,000	2,815,816
1.045%, 11/19/2026 (SOFR + 0.800%)(Callable 11/19/2025) (3)	5,000,000	4,493,547
1.578%, 04/22/2027 (SOFR + 0.885%)(Callable 04/22/2026) (3)	7,000,000	6,247,022
1.470%, 09/22/2027 (SOFR + 0.765%)(Callable 09/22/2026) (3)	5,000,000	4,380,432
3.509%, 01/23/2029 (3 Month LIBOR USD + 1.207%)(Callable 01/23/2028) (3)	13,150,000	11,927,797
2.522%, 04/22/2031 (SOFR + 2.040%)(Callable 04/22/2030) (3)	1,500,000	1,215,868
1.953%, 02/04/2032 (SOFR + 1.065%)(Callable 02/04/2031) (3)	150,000	113,756
2.580%, 04/22/2032 (3 Month LIBOR USD + 1.250%)(Callable 04/22/2031) (3)	5,000,000	3,944,127
5.350%, 06/01/2034 (SOFR + 1.845%)(Callable 06/01/2033) (3)	7,000,000	6,637,938
Kemper Corp.,
3.800%, 02/23/2032 (Callable 11/23/2031)	4,000,000	3,148,780
KeyBank NA,
3.400%, 05/20/2026	2,200,000	1,971,374
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)	10,250,000	9,860,760
Liberty Mutual Group, Inc.,
4.569%, 02/01/2029 (2)	1,559,000	1,470,584
Lloyds Banking Group PLC:
1.627%, 05/11/2027 (1 Year CMT Rate + 0.850%)(Callable 05/11/2026) (1)(3)	8,850,000	7,849,321
3.750%, 03/18/2028 (1 Year CMT Rate + 1.800%)(Callable 03/18/2027) (1)(3)	10,000,000	9,183,080
LPL Holdings, Inc.,
4.625%, 11/15/2027 (Callable 10/30/2023) (2)	10,800,000	9,977,914
M&T Bank Corp.,
4.000%, 07/15/2024 (Callable 04/16/2024)	5,000,000	4,895,816
Macquarie Group Ltd.:
5.108%, 08/09/2026 (SOFR + 2.208%)(Callable 08/09/2025) (1)(2)(3)	5,000,000	4,929,293
2.691%, 06/23/2032 (SOFR + 1.440%)(Callable 06/23/2031) (1)(2)(3)	5,000,000	3,830,843
2.871%, 01/14/2033 (SOFR + 1.532%)(Callable 01/14/2032) (1)(2)(3)	4,350,000	3,287,720
4.442%, 06/21/2033 (SOFR + 2.405%)(Callable 06/21/2032) (1)(2)(3)	5,000,000	4,259,182
Marsh & McLennan Companies, Inc.,
2.250%, 11/15/2030 (Callable 08/15/2030)	550,000	440,122
Massachusetts Mutual Life Insurance Co.,
5.625%, 05/15/2033 (2)	10,000,000	9,351,201
MBIA Insurance Corp.,
16.830%, 01/15/2033 (3 Month LIBOR USD + 11.522%)(Callable 01/15/2028) (2)(9)	500,000	15,000
Metropolitan Life Insurance Co.,
7.800%, 11/01/2025 (2)	390,000	402,150
Mitsubishi UFJ Financial Group, Inc.:
2.801%, 07/18/2024 (1)	500,000	487,738
2.193%, 02/25/2025 (1)	5,000,000	4,740,841
1.538%, 07/20/2027 (1 Year CMT Rate + 0.750%)(Callable 07/20/2026) (1)(3)	5,000,000	4,428,647
5.354%, 09/13/2028 (1 Year CMT Rate + 1.900%)(Callable 09/13/2027) (1)(3)	5,000,000	4,891,405
2.494%, 10/13/2032 (1 Year CMT Rate + 0.970%)(Callable 10/13/2031) (1)(3)	6,000,000	4,617,842
Mizuho Financial Group, Inc.:
4.600%, 03/27/2024 (1)(2)	7,000,000	6,932,779
5.414%, 09/13/2028 (1 Year CMT Rate + 2.050%)(Callable 09/13/2027) (1)(3)	7,000,000	6,851,205
Morgan Stanley:
2.188%, 04/28/2026 (SOFR + 1.990%)(Callable 04/28/2025) (3)	10,000,000	9,393,926
3.125%, 07/27/2026	4,750,000	4,411,777
6.296%, 10/18/2028 (SOFR + 2.240%)(Callable 10/18/2027) (3)	15,000,000	15,115,056
3.622%, 04/01/2031 (SOFR + 3.120%)(Callable 04/01/2030) (3)	525,000	452,274
2.239%, 07/21/2032 (SOFR + 1.178%)(Callable 07/21/2031) (3)	18,750,000	14,131,615
2.511%, 10/20/2032 (SOFR + 1.200%)(Callable 10/20/2031) (3)	8,200,000	6,271,051
National Australia Bank Ltd.:
3.375%, 01/14/2026 (1)	500,000	477,367
2.332%, 08/21/2030 (1)(2)	7,850,000	5,935,399
National Securities Clearing Corp.,
5.100%, 11/21/2027 (Callable 10/21/2027) (2)	6,825,000	6,716,024
Nationwide Building Society,
4.000%, 09/14/2026 (1)(2)	20,675,000	19,177,322
Nationwide Mutual Insurance Co.,
8.250%, 12/01/2031 (2)	2,195,000	2,383,292
NatWest Group PLC:
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%)(Callable 03/22/2024) (1)(3)	7,454,000	7,374,160
5.808%, 09/13/2029 (1 Year CMT Rate + 1.950%)(Callable 09/13/2028) (1)(3)	2,000,000	1,940,125
5.076%, 01/27/2030 (3 Month LIBOR USD + 1.905%)(Callable 01/27/2029) (1)(3)	4,700,000	4,379,830
4.445%, 05/08/2030 (3 Month LIBOR USD + 1.871%)(Callable 05/08/2029) (1)(3)	6,850,000	6,182,734
Nomura Holdings, Inc.:
1.653%, 07/14/2026 (1)	13,725,000	12,128,007
3.103%, 01/16/2030 (1)	5,000,000	4,143,803
Pacific Life Global Funding II,
1.200%, 06/24/2025 (2)	550,000	509,268
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	6,556,000	6,329,111
Pine Street Trust I,
4.572%, 02/15/2029 (Callable 11/15/2028) (2)	5,000,000	4,499,158
Principal Financial Group, Inc.,
3.100%, 11/15/2026 (Callable 08/15/2026)	850,000	786,639
Principal Life Global Funding II,
3.000%, 04/18/2026 (2)	7,000,000	6,489,136
Prologis LP,
4.750%, 06/15/2033 (Callable 03/15/2033)	5,000,000	4,606,368
Protective Life Corp.,
4.300%, 09/30/2028 (Callable 06/30/2028) (1)(2)	1,400,000	1,301,168
Protective Life Global Funding,
5.209%, 04/14/2026 (1)(2)	9,775,000	9,575,856
Prudential Insurance Co. of America,
8.300%, 07/01/2025 (2)	8,600,000	8,807,864
Realty Income Corp.,
3.875%, 07/15/2024 (Callable 04/15/2024)	300,000	295,119
Reliance Standard Life Global Funding II,
2.750%, 01/21/2027 (1)(2)	11,775,000	10,397,397
Sammons Financial Group, Inc.,
4.750%, 04/08/2032 (Callable 01/08/2032) (2)	14,000,000	11,285,085
Santander UK Group Holdings PLC:
4.796%, 11/15/2024 (3 Month LIBOR USD + 1.570%)(Callable 11/15/2023) (1)(3)	5,000,000	4,990,608
6.534%, 01/10/2029 (SOFR + 2.600%)(Callable 01/10/2028) (1)(3)	5,000,000	4,953,713
Santander UK PLC,
5.000%, 11/07/2023 (1)(2)	3,950,000	3,940,165
SMBC Aviation Capital Finance DAC:
3.550%, 04/15/2024 (Callable 03/15/2024) (1)(2)	6,550,000	6,457,727
1.900%, 10/15/2026 (Callable 09/15/2026) (1)(2)	2,000,000	1,763,410
Societe Generale SA:
5.000%, 01/17/2024 (1)(2)	3,350,000	3,329,816
2.625%, 01/22/2025 (1)(2)	3,355,000	3,189,651
4.250%, 04/14/2025 (1)(2)	5,846,000	5,614,489
2.226%, 01/21/2026 (1 Year CMT Rate + 1.050%)(Callable 01/21/2025) (1)(2)(3)	3,968,000	3,735,340
1.488%, 12/14/2026 (1 Year CMT Rate + 1.100%)(Callable 12/14/2025) (1)(2)(3)	7,415,000	6,619,861
1.792%, 06/09/2027 (1 Year CMT Rate + 1.000%)(Callable 06/09/2026) (1)(2)(3)	10,000,000	8,814,593
6.446%, 01/10/2029 (1 Year CMT Rate + 2.550%)(Callable 01/10/2028) (1)(2)(3)	2,000,000	1,976,890
Standard Chartered PLC:
2.819%, 01/30/2026 (3 Month LIBOR USD + 1.209%)(Callable 01/30/2025) (1)(2)(3)	19,825,000	18,858,096
3.971%, 03/30/2026 (1 Year CMT Rate + 1.650%)(Callable 03/30/2025) (1)(2)(3)	4,500,000	4,331,886
1.456%, 01/14/2027 (1 Year CMT Rate + 1.000%)(Callable 01/14/2026) (1)(2)(3)	4,500,000	4,017,321
2.608%, 01/12/2028 (1 Year CMT Rate + 1.180%)(Callable 01/12/2027) (1)(2)(3)	5,000,000	4,426,185
State Street Corp.,
2.901%, 03/30/2026 (SOFR + 2.600%)(Callable 03/30/2025) (3)	275,000	262,330
Stifel Financial Corp.:
4.250%, 07/18/2024	10,139,000	9,974,585
4.000%, 05/15/2030 (Callable 02/15/2030)	15,245,000	12,885,809
Sumitomo Mitsui Financial Group, Inc.:
1.474%, 07/08/2025 (1)	250,000	231,258
5.464%, 01/13/2026 (1)	8,100,000	8,019,388
3.544%, 01/17/2028 (1)	2,094,000	1,904,484
5.852%, 07/13/2030 (1)	12,000,000	11,840,829
Svenska Handelsbanken AB,
5.500%, 06/15/2028 (1)(2)	4,000,000	3,883,960
Synchrony Financial:
4.250%, 08/15/2024 (Callable 05/15/2024)	5,275,000	5,151,577
4.500%, 07/23/2025 (Callable 04/23/2025)	775,000	737,993
3.700%, 08/04/2026 (Callable 05/04/2026)	3,000,000	2,708,344
Toronto-Dominion Bank,
4.456%, 06/08/2032 (1)	13,000,000	11,657,916
Trinity Acquisition PLC,
4.400%, 03/15/2026 (Callable 12/15/2025)	1,125,000	1,080,137
Trustage Financial Group, Inc.,
4.625%, 04/15/2032 (Callable 01/15/2032) (2)	15,000,000	12,378,326
UBS Group AG:
4.490%, 08/05/2025 (1 Year CMT Rate + 1.600%)(Callable 08/05/2024) (1)(2)(3)	5,000,000	4,912,107
2.593%, 09/11/2025 (SOFR + 1.560%)(Callable 09/11/2024) (1)(2)(3)	12,395,000	11,929,935
5.711%, 01/12/2027 (1 Year CMT Rate + 1.550%)(Callable 01/12/2026) (1)(2)(3)	12,400,000	12,242,555
1.494%, 08/10/2027 (1 Year CMT Rate + 0.850%)(Callable 08/10/2026) (1)(2)(3)	5,000,000	4,364,296
4.282%, 01/09/2028 (Callable 01/09/2027) (1)(2)	500,000	459,715
4.751%, 05/12/2028 (1 Year CMT Rate + 1.750%)(Callable 05/12/2027) (1)(2)(3)	1,500,000	1,417,281
3.869%, 01/12/2029 (3 Month LIBOR USD + 1.410%)(Callable 01/12/2028) (1)(2)(3)	7,750,000	7,019,821
Voya Financial, Inc.,
3.650%, 06/15/2026	2,910,000	2,741,042
Wells Fargo & Co.:
2.406%, 10/30/2025 (3 Month LIBOR USD + 1.087%)(Callable 10/30/2024) (3)	500,000	479,153
2.164%, 02/11/2026 (3 Month LIBOR USD + 1.012%)(Callable 02/11/2025) (3)	5,000,000	4,719,885
2.188%, 04/30/2026 (SOFR + 2.000%)(Callable 04/30/2025) (3)	16,000,000	15,022,935
3.196%, 06/17/2027 (3 Month LIBOR USD + 1.432%)(Callable 06/17/2026) (3)	600,000	557,172
3.526%, 03/24/2028 (SOFR + 1.510%)(Callable 03/24/2027) (3)	15,000,000	13,775,603
2.393%, 06/02/2028 (SOFR + 2.100%)(Callable 06/02/2027) (3)	10,864,000	9,527,392
4.808%, 07/25/2028 (SOFR + 1.980%)(Callable 07/25/2027) (3)	5,000,000	4,771,358
5.574%, 07/25/2029 (SOFR + 1.740%)(Callable 07/25/2028) (3)	8,000,000	7,804,733
5.389%, 04/24/2034 (SOFR + 2.020%)(Callable 04/24/2033) (3)	5,175,000	4,838,145
Western & Southern Financial Group, Inc.,
5.750%, 07/15/2033 (2)	4,250,000	4,024,554
Westpac Banking Corp.:
2.894%, 02/04/2030 (5 Year CMT Rate + 1.350%)(Callable 02/04/2025) (1)(3)	2,300,000	2,168,135
5.405%, 08/10/2033 (1 Year CMT Rate + 2.680%)(Callable 08/10/2032) (1)(3)	4,000,000	3,640,741
Willis North America, Inc.:
3.600%, 05/15/2024 (Callable 03/15/2024)	8,150,000	8,020,432
4.650%, 06/15/2027 (Callable 05/15/2027)	8,000,000	7,657,220
4.500%, 09/15/2028 (Callable 06/15/2028)	8,800,000	8,252,444
2.950%, 09/15/2029 (Callable 06/15/2029)	2,000,000	1,704,582
Total Financials (Cost $1,660,160,745)		1,538,785,768	19.6%
Total Corporate Bonds (Cost $3,380,636,872)		3,108,806,517	39.6%

Municipal Bonds
City of College Park GA,
5.965%, 01/01/2031 (Insured by NATL)	2,335,000	2,335,001
County of Hamilton OH,
3.374%, 06/01/2034 (Insured by AGM)	10,000,000	8,140,198
County of Miami-Dade FL,
2.536%, 10/01/2033 (Callable 10/01/2030)	2,800,000	2,155,590
Dallas/Fort Worth International Airport,
1.329%, 11/01/2025	525,000	483,907
Florida Development Finance Corp.,
3.223%, 02/01/2032 (Callable 08/01/2031)(Insured by AGM)	5,250,000	4,216,250
GBG LLC,
2.250%, 09/01/2030 (2)	843,964	716,899
Great Lakes Water Authority,
2.315%, 07/01/2031	2,000,000	1,613,037
Massachusetts Educational Financing Authority:
1.921%, 07/01/2027	10,000,000	8,854,899
2.161%, 07/01/2028	10,000,000	8,692,140
New Hampshire Business Finance Authority:
3.250%, 04/01/2028 (Callable 01/01/2028)	7,000,000	5,923,199
3.300%, 04/01/2032 (Callable 01/01/2032)	13,600,000	10,097,891
New Jersey Higher Education Student Assistance Authority:
5.000%, 12/01/2027	1,600,000	1,625,639
5.000%, 12/01/2028	1,225,000	1,248,568
5.000%, 12/01/2028	1,205,000	1,228,183
New York State Dormitory Authority,
3.000%, 08/01/2036 (Callable 08/01/2031)(Insured by BAM)	3,480,000	2,528,072
Niagara Area Development Corp.:
3.004%, 05/01/2025	1,000,000	954,638
3.204%, 05/01/2026	1,995,000	1,866,262
3.272%, 05/01/2027	2,060,000	1,890,286
3.372%, 05/01/2028	2,130,000	1,916,286
3.422%, 05/01/2029	2,200,000	1,931,573
San Diego Convention Center Expansion Financing Authority:
1.987%, 04/15/2026	3,440,000	3,144,568
2.363%, 04/15/2028	1,325,000	1,162,451
South Dakota Housing Development Authority,
2.700%, 11/01/2036 (Callable 11/01/2025)	355,000	349,303
Westvaco Corp.,
7.670%, 01/15/2027 (2)	8,400,000	8,542,572
Total Municipal Bonds (Cost $96,373,874)		81,617,412	1.0%

Residential Mortgage-Backed Security
U.S. Government Agency Issue
Federal Gold Loan Mortgage Corp. (FGLMC),
6.000%, 07/01/2028	990	998
Total U.S. Government Agency Issue (Cost $971)		998	0.0%

Non-U.S. Government Agency Issues
Arroyo Mortgage Trust:
Series 2019-2, Class A1, 3.347%, 04/25/2049 (Callable 10/25/2023) (2)(4)	1,229,048	1,125,608
Series 2022-1, Class A1A, 2.495%, 12/25/2056 (Callable 01/25/2025) (2)(7)	18,603,877	16,777,778
Banc of America Funding Trust,
Series 2004-2, Class 1CB1, 5.750%, 09/20/2034 (Callable 11/20/2024)	545,431	529,849
Bear Stearns ARM Trust,
Series 2004-5, Class 2A, 3.679%, 07/25/2034 (Callable 10/25/2023) (4)	349,142	309,631
BRAVO Residential Funding Trust,
Series 2023-RPL1, Class A1, 5.000%, 05/25/2063 (Callable 10/25/2037) (2)(4)	32,225,000	31,091,067
CIM Trust,
Series 2023-R4, Class A1, 5.000%, 05/25/2062 (Callable 04/25/2028) (2)(4)	35,427,354	34,214,102
CWABS Asset-Backed Certificates Trust,
Series 2006-9, Class 1AF3, 5.859%, 10/25/2046 (Callable 10/25/2023) (4)(6)	58,342	60,977
FirstKey Homes Trust:
Series 2020-SFR2, Class A, 1.266%, 10/19/2037 (2)	40,219,053	36,490,690
Series 2022-SFR3, Class A, 4.250%, 07/17/2038 (2)	21,775,000	20,722,828
Series 2021-SFR2, Class A, 1.376%, 09/17/2038 (2)	21,875,262	19,082,834
Series 2022-SFR1, Class A, 4.145%, 05/17/2039 (2)	21,130,501	19,790,164
Home Partners of America Trust:
Series 2019-1, Class A, 2.908%, 09/17/2039 (Callable 09/17/2024) (2)	16,359,292	14,704,971
Series 2021-3, Class A, 2.200%, 01/17/2041 (2)	32,123,936	27,169,760
IMC Home Equity Loan Trust,
Series 1998-1, Class A6, 7.020%, 06/20/2029 (7)	23	23
J.P. Morgan Alternative Loan Trust,
Series 2006-A1, Class 2A1, 4.188%, 03/25/2036 (Callable 05/25/2025) (4)	142,817	109,799
MASTR Alternative Loan Trust,
Series 2003-5, Class 4A1, 5.500%, 07/25/2033 (Callable 10/25/2023)	146,071	138,640
MFA Trust,
Series 2022-NQM1, Class A1, 4.112%, 12/25/2066 (Callable 03/25/2025) (2)(4)	27,478,366	25,529,213
Mill City Mortgage Loan Trust:
Series 2018-3, Class A1, 3.500%, 08/25/2058 (Callable 04/25/2036) (2)(4)	144,012	137,876
Series 2019-1, Class A1, 3.250%, 10/25/2069 (Callable 11/25/2034) (2)(4)	192,469	181,131
New Residential Mortgage Loan Trust,
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (Callable 04/25/2030) (2)(4)	1,241,328	1,142,228
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 11/25/2023 (Callable 10/25/2023)	1,182	1,097
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 4.479%, 10/25/2043 (Callable 10/25/2023) (4)	861,618	816,810
Towd Point Mortgage Trust:
Series 2017-1, Class A1, 2.750%, 10/25/2056 (Callable 02/25/2030) (2)(4)	717,589	709,576
Series 2017-6, Class A1, 2.750%, 10/25/2057 (Callable 03/25/2029) (2)(4)	33,174	31,471
Series 2018-6, Class A1A, 3.750%, 03/25/2058 (Callable 01/25/2028) (2)(4)	111,987	108,354
Series 2019-1, Class A1, 3.750%, 03/25/2058 (Callable 10/25/2027) (2)(4)	3,675,940	3,420,162
Series 2018-4, Class A1, 3.000%, 06/25/2058 (Callable 12/25/2032) (2)(4)	145,955	130,727
Series 2019-4, Class A1, 2.900%, 10/25/2059 (Callable 06/25/2031) (2)(4)	9,139,596	8,374,364
Series 2020-4, Class A1, 1.750%, 10/25/2060 (Callable 10/25/2029) (2)	11,813,637	10,193,132
Series 2022-2, Class A1, 3.750%, 07/01/2062 (Callable 08/25/2030) (2)(4)	5,721,819	5,115,582
Series 2022-3, Class A1, 3.750%, 08/01/2062 (Callable 09/25/2031) (2)(4)	10,044,596	9,040,124
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-AR3, Class A1, 4.516%, 06/25/2034 (Callable 10/25/2023) (4)	773,539	696,488
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034 (Callable 10/25/2023)	970,914	944,475
Total Non-U.S. Government Agency Issues (Cost $308,293,820)		288,891,531	3.7%
Total Residential Mortgage-Backed Securities (Cost $308,294,791)		288,892,529	3.7%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K062, Class A2, 3.413%, 12/25/2026	11,274,000	10,665,038
Series K069, Class A2, 3.187%, 09/25/2027 (4)	1,075,000	998,738
Series K071, Class A2, 3.286%, 11/25/2027	7,375,000	6,855,370
Series K076, Class A2, 3.900%, 04/25/2028	22,525,000	21,380,940
Series K092, Class A2, 3.298%, 04/25/2029	11,943,000	10,893,122
Total U.S. Government Agency Issues (Cost $53,943,852)		50,793,208	0.6%

Non-U.S. Government Agency Issues
BANK:
Series 2017-BNK4, Class A4, 3.625%, 05/15/2050 (Callable 04/15/2027)	575,000	524,826
Series 2017-BNK8, Class A4, 3.488%, 11/15/2050 (Callable 11/15/2027)	575,000	513,406
Series 2017-BNK9, Class A4, 3.538%, 11/15/2054 (Callable 12/15/2029)	9,275,000	8,413,237
Series 2022-BNK44, Class A5, 5.937%, 11/15/2055 (Callable 11/15/2032) (4)	13,475,000	13,329,954
Series 2017-BNK5, Class A5, 3.390%, 06/15/2060 (Callable 07/15/2027)	2,665,000	2,430,917
Series 2017-BNK7, Class ASB, 3.265%, 09/15/2060 (Callable 09/15/2027)	975,860	923,229
Series 2017-BNK7, Class A5, 3.435%, 09/15/2060 (Callable 09/15/2027)	950,000	863,642
Series 2018-BN10, Class A5, 3.688%, 02/15/2061 (Callable 02/15/2028)	895,000	816,607
Series 2022-BNK40, Class ASB, 3.507%, 03/15/2064 (Callable 03/15/2032) (4)	16,205,000	14,229,341
Benchmark Mortgage Trust,
Series 2022-B33, Class ASB, 3.469%, 03/15/2055 (Callable 03/15/2032)	6,407,000	5,602,271
CD Mortgage Trust:
Series 2017-CD6, Class ASB, 3.332%, 11/13/2050 (Callable 11/13/2027)	8,945,547	8,442,710
Series 2018-CD7, Class A4, 4.279%, 08/15/2051 (Callable 08/15/2028)	2,495,000	2,272,398
CFCRE Commercial Mortgage Trust,
Series 2016-C4, Class ASB, 3.091%, 05/10/2058 (Callable 05/10/2026)	175,173	168,197
Citigroup Commercial Mortgage Trust:
Series 2014-GC23, Class A4, 3.622%, 07/10/2047 (Callable 07/10/2024)	5,285,000	5,163,726
Series 2015-GC27, Class A5, 3.137%, 02/10/2048 (Callable 01/10/2025)	14,085,576	13,548,584
Series 2015-GC35, Class A4, 3.818%, 11/10/2048 (Callable 11/10/2025)	15,860,000	14,948,484
Series 2017-P8, Class A3, 3.203%, 09/15/2050 (Callable 09/15/2027)	2,350,000	2,129,996
Series 2017-P8, Class A4, 3.465%, 09/15/2050 (Callable 09/15/2027)	350,000	318,401
Series 2017-C4, Class A3, 3.209%, 10/12/2050 (Callable 11/12/2027)	7,231,105	6,600,629
COMM Mortgage Trust:
Series 2014-CR19, Class A5, 3.796%, 08/10/2047 (Callable 08/10/2024)	2,954,200	2,900,727
Series 2014-CR21, Class A3, 3.528%, 12/10/2047 (Callable 12/10/2024)	4,037,711	3,917,195
Series 2017-COR2, Class A3, 3.510%, 09/10/2050 (Callable 09/10/2027)	16,210,172	14,712,391
CSAIL Commercial Mortgage Trust:
Series 2016-C6, Class A5, 3.090%, 01/15/2049 (Callable 05/15/2026)	7,545,000	6,969,058
Series 2016-C7, Class A5, 3.502%, 11/15/2049 (Callable 11/15/2026)	1,640,000	1,508,875
Series 2018-CX12, Class A3, 3.959%, 08/15/2051 (Callable 08/15/2028)	5,025,000	4,645,853
Series 2021-C20, Class ASB, 2.436%, 03/15/2054 (Callable 03/15/2031)	6,866,000	5,862,608
GS Mortgage Securities Trust,
Series 2018-GS10, Class A5, 4.155%, 07/10/2051 (Callable 07/10/2028) (4)	9,372,252	8,490,627
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP2, Class A4, 2.822%, 08/15/2049 (Callable 07/15/2026)	7,168,000	6,488,717
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C23, Class A5, 3.934%, 09/15/2047 (Callable 10/15/2024)	600,000	584,024
Series 2014-C25, Class ASB, 3.407%, 11/15/2047 (Callable 11/15/2024)	52,056	51,126
Series 2014-C26, Class A4, 3.494%, 01/15/2048 (Callable 01/15/2025)	14,480,202	13,943,432
Series 2015-C30, Class A5, 3.822%, 07/15/2048 (Callable 07/15/2025)	250,000	235,280
Series 2016-C4, Class A3, 3.141%, 12/15/2049 (Callable 04/15/2027)	17,200,000	15,567,968
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP6, Class A5, 3.490%, 07/15/2050 (Callable 06/15/2027)	18,900,000	16,963,253
Series 2017-C7, Class A5, 3.409%, 10/15/2050 (Callable 11/15/2027)	5,300,000	4,764,392
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class A4, 3.600%, 06/15/2047 (Callable 06/15/2026)	6,742,577	6,666,140
Series 2015-C27, Class A4, 3.753%, 12/15/2047 (Callable 11/15/2025)	29,745,000	28,221,137
Series 2015-C25, Class ASB, 3.383%, 10/15/2048 (Callable 09/15/2025)	76,073	73,741
Series 2016-C29, Class ASB, 3.140%, 05/15/2049 (Callable 05/15/2026)	2,863,351	2,736,475
Series 2017-C34, Class A4, 3.536%, 11/15/2052 (Callable 10/15/2027)	14,450,000	13,128,498
Morgan Stanley Capital I Trust:
Series 2016-BNK2, Class A4, 3.049%, 11/15/2049 (Callable 11/15/2026)	5,371,000	4,859,103
Series 2016-UB12, Class A4, 3.596%, 12/15/2049 (Callable 12/15/2026)	9,607,210	8,805,068
Morgan Stanley Capital I, Inc.,
Series 2022-L8, Class ASB, 3.921%, 04/15/2055 (Callable 04/15/2032) (4)	9,422,000	8,388,774
UBS Commercial Mortgage Trust,
Series 2018-C13, Class A3, 4.069%, 10/15/2051 (Callable 10/15/2028)	5,000,000	4,697,724
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class ASB, 3.244%, 12/15/2047 (Callable 01/15/2025)	3,696,694	3,627,477
Series 2015-C26, Class ASB, 2.991%, 02/15/2048 (Callable 02/15/2025)	25,038	24,507
Series 2015-C31, Class A4, 3.695%, 11/15/2048 (Callable 11/15/2025)	18,194,000	17,185,774
Series 2015-P2, Class ASB, 3.656%, 12/15/2048 (Callable 12/15/2025)	5,514,679	5,339,330
Series 2015-P2, Class A4, 3.809%, 12/15/2048 (Callable 12/15/2025)	34,843,144	32,987,262
Series 2017-C40, Class A3, 3.317%, 10/15/2050 (Callable 10/15/2027)	8,800,000	8,022,753
Series 2019-C50, Class ASB, 3.635%, 05/15/2052 (Callable 05/15/2029)	4,100,000	3,807,346
Series 2019-C54, Class A4, 3.146%, 12/15/2052 (Callable 11/15/2029)	14,625,000	12,405,564
Series 2016-C36, Class A4, 3.065%, 11/15/2059 (Callable 10/15/2026)	4,966,000	4,490,699
WFRBS Commercial Mortgage Trust:
Series 2014-C24, Class ASB, 3.324%, 11/15/2047 (Callable 11/15/2024)	2,132,555	2,092,226
Series 2014-C24, Class A4, 3.343%, 11/15/2047 (Callable 11/15/2024)	250,000	241,498
Total Non-U.S. Government Agency Issues (Cost $409,059,922)		376,647,177	4.8%
Total Commercial Mortgage-Backed Securities (Cost $463,003,774)		427,440,385	5.4%

Asset Backed Securities
Chase Auto Owner Trust,
Series 2023-AA, Class A3, 5.680%, 01/25/2029 (Callable 05/25/2028) (2)	27,475,000	27,474,846
DLLAD LLC,
Series 2023-1A, Class A3, 4.790%, 01/20/2028 (Callable 10/20/2027) (2)	29,500,000	28,839,693
First National Master Note Trust,
Series 2023-2, Class A, 5.770%, 09/17/2029	23,275,000	23,264,580
Ford Credit Auto Owner Trust,
Series 2018-1, Class A, 3.190%, 07/15/2031 (Callable 01/15/2025) (2)	12,375,000	11,941,263
Golden Credit Card Trust,
Series 2022-4A, Class A, 4.310%, 09/15/2027 (1)(2)	24,675,000	24,057,424
Hyundai Auto Lease Securitization Trust:
Series 2023-B, Class A3, 5.150%, 06/15/2026 (Callable 10/15/2025) (2)	25,900,000	25,649,544
Series 2023-C, Class A3, 5.800%, 12/15/2026 (Callable 03/15/2026) (2)	15,000,000	14,983,431
Louisiana Local Government Environmental Facilities & Community Development Authority,
3.615%, 02/01/2029	22,140,310	21,304,204
MMAF Equipment Finance LLC,
Series 2020-A, Class A3, 0.970%, 04/09/2027 (Callable 01/09/2027) (2)	6,132,005	5,776,681
Navient Private Education Refi Loan Trust:
Series 2021-GA, Class A, 1.580%, 04/15/2070 (Callable 06/15/2029) (2)	15,442,179	13,033,615
Series 2022-BA, Class A, 4.160%, 10/15/2070 (Callable 11/15/2029) (2)	17,366,433	16,212,241
Nelnet Student Loan Trust:
Series 2021-A, Class APT1, 1.360%, 04/20/2062 (Callable 09/20/2029) (2)	4,900,598	4,367,826
Series 2021-DA, Class AFX, 1.630%, 04/20/2062 (Callable 12/20/2031) (2)	1,138,631	1,023,310
PFS Financing Corp.,
Series 2023-C, Class A, 5.520%, 10/15/2028 (2)	16,975,000	16,831,366
SBA Tower Trust,
1.840%, 10/15/2051 (Callable 04/15/2026) (2)	16,200,000	13,878,496
Synchrony Card Funding LLC:
Series 2022-A1, Class A, 3.370%, 04/15/2028 (Callable 04/15/2025)	21,075,000	20,295,014
Series 2022-A2, Class A, 3.860%, 07/15/2028	13,200,000	12,789,627
Texas Electric Market Stabilization Funding N LLC,
4.265%, 08/01/2034 (2)	15,311,202	14,328,882
Towd Point Mortgage Trust,
Series 2020-MH1, Class A1, 2.250%, 02/25/2060 (Callable 10/25/2023) (2)(4)	5,322,729	4,996,660
Toyota Auto Loan Extended Note Trust,
Series 2020-1A, Class A, 1.350%, 05/25/2033 (Callable 05/25/2025) (2)	225,000	208,897
Verizon Master Trust,
Series 2023-1, Class A, 4.490%, 01/22/2029 (Callable 01/20/2026)	9,327,000	9,127,345
Total Asset Backed Securities (Cost $322,281,574)		310,384,945	4.0%
Total Long-Term Investments (Cost $8,235,707,671)		7,722,370,822	98.4%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 5.28% (5)	243,352,128	243,352,128
Total Short-Term Investment (Cost $243,352,128)		243,352,128	3.1%
Total Investments (Cost $8,479,059,799)		7,965,722,950	101.5%
Liabilities in Excess of Other Assets		(117,126,077)	(1.5)%
TOTAL NET ASSETS		$7,848,596,873	100.0%

Notes to Schedule of Investments
AGM	Assured Guaranty Municipal
BAM	Build America Mutual Assurance Co.
NATL	National Public Finance Guarantee Corp.

CMT	Constant Maturity Treasury
LIBOR	London Inter-bank Offered Rate
SOFR	Secured Overnight Financing Rate
SOFRINDX	Secured Overnight Financing Rate Index

(1)	Foreign security.
(2)
Includes securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
At September 30, 2023, the value of these securities totaled $1,619,245,628, which represents 20.63% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate as of the last reset date in effect as of September 30, 2023.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of September 30, 2023.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of September 30, 2023.
(8)	Security or a portion of the security, purchased on a when-issued or delayed delivery basis.
(9)	Security in default.

Baird Intermediate Bond Fund
Summary of Fair Value Exposure at September 30, 2023 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.
Level 3 - Unobservable inputs for the asset or liability.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$-	$3,488,717,447	$-	$3,488,717,447
Other Government Related Securities	-	16,511,587	-	16,511,587
Corporate Bonds	-	3,108,806,517	-	3,108,806,517
Municipal Bonds	-	81,617,412	-	81,617,412
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	-	998	-	998
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	288,891,531	-	288,891,531
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	-	50,793,208	-	50,793,208
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	-	376,647,177	-	376,647,177
Asset Backed Securities	-	310,384,945	-	310,384,945
Total Long-Term Investments	-	7,722,370,822	-	7,722,370,822
Short-Term Investment
Money Market Mutual Fund	243,352,128	-	-	243,352,128
Total Short-Term Investment	243,352,128	-	-	243,352,128
Total Investments	$243,352,128	$7,722,370,822	$-	$7,965,722,950

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s annual report.